Janus Henderson Global Research Fund Average Annual Total Returns - Class A C S I N R T Shares [Member]		12 Months Ended	60 Months Ended	66 Months Ended	101 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [3]	Dec. 31, 2025
MSCI World IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		21.09%	12.15%	15.27%		12.17%
MSCI All Country World IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%			11.72%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	13.55%	10.79%			11.86%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	18.55%	11.29%			11.75%
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		20.35%	11.99%			12.44%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		20.86%	12.47%			12.93%
Class N | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		20.95%	12.55%		13.06%
Class R | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		20.02%	11.68%			12.13%
Class T | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.53%	10.43%			11.37%
Class T | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.76%	9.45%			10.28%
Class T | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		20.67%	12.29%			12.74%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	Since the inception of Class N Shares on August 4, 2017.